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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   Form 13F

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                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number: _ _ _ _ _ _

This Amendment (Check only one):       [  ] is a restatement
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Liberty Life Assurance Company of Boston
Address:  175 Berkeley Street
          Boston, Massachusetts 02116

Form 13F File Number: 028-14032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott D. Fitzhenry
Title:  Chief Compliance Officer, Investments
Phone:  617-357-9500

Signature, Place and Date of Signing:

 /s/ Scott D. Fitzhenry                 Boston, Massachusetts May 14, 2012

* Liberty Life Assurance Company of Boston ("Life Company") will no longer file Form 13F Notice (028-14032) beginning in the 1st Quarter of 2012 for the period ending 3/31/2012. Securities previously reported and filed under the Life Company have been transferred to Liberty Mutual Retirement Plan Master Trust who will now report and file its securities holdings under Form 13F Holding Report (028-14589) filed by Liberty Mutual Group Asset Management Inc. on behalf of the Liberty Mutual Group of companies.

Report Type (Check one.):

[ ] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number  Name
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       028-14589             Liberty Mutual Group Asset Management Inc.

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